Basis of Presentation - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jul. 08, 2020 USD ($)	Mar. 27, 2021 USD ($) Store	Mar. 28, 2020 USD ($)	Mar. 30, 2019 USD ($)
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum		$ 8,500
Net (loss) income from continuing operations		(5,838)	$ (12,227)	$ (18,305)
Net cash (used in) provided by operating activities from continuing operations		(1,723)	(3,225)	(4,340)
Net Income Loss		$ (5,838)	$ (12,779)	$ (18,686)
Percentage of e commerce network business temporarily closed due to government orders		55.00%
Working capital ratio		1.03
Canada Emergency Wage Subsidy Program [Member]
Organization And Description Of Business [Line Items]
Proceed from the issue of funding from financial relief program		$ 1,400
Proceed from the issue of funding from rent subsidy		$ 500
Maximum [Member]
Organization And Description Of Business [Line Items]
Number of stores | Store		29
Minimum [Member]
Organization And Description Of Business [Line Items]
Number of stores | Store		16
Term Loan From Investment Quebec [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value	$ 10,000
Long term debt duration	6 years
Long term debt stated interest rate	3.14%
Long term debt number of instalments	60
New Credit Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum		$ 8,500
Line of credit facility minimum excess availability		$ 8,500